Other income and expense	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Other income and expense

7.Other income and expense

Recognized in the statement of profit or loss:

	31 December	31 December	31 December
	2024	2023	2022
Depositary reimbursement	88,917	157,173	150,923
Insurance compensation	-	395,371	-
Income from equipment donations	-	296,042	-
Rent income	8,979	38,271	55,932
Non-interest income from banks	-	1,287	24,824
Other	153,523	386,405	271,636
Other income	251,419	1,274,549	503,315

Revaluation tax expense	-	(2,166)	(599,665)
Distributor restructuring cost (**)	(1,207,319)	-	-
Donation expenses (*)	(734,465)	(5,659,025)	(386,734)
Litigation expenses	(155,435)	(1,065,903)	(225,257)
Loss on cancellation of lease contract	(222,958)	(211,606)	(248,920)
Loss on sale of fixed assets	(35,598)	(23,072)	(51,257)
Restructuring cost	(38,248)	(668,099)	(17,494)
Other	(183,881)	(525,124)	(502,040)
Other expense	(2,577,904)	(8,154,995)	(2,031,367)
(*)

The donation expenses mainly relate to the donation payment made on 6 February 2023, following the devastating earthquake disaster centered in Kahramanmaraş. This donation payment was made in accordance with the opportunity granted by the Capital Markets Board’s decision dated 9 February 2023.

(**)	Expenses resulting from company’s restructuring of distributors across Turkey, the number of distributors has been reduced from two to one.